Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 26,912	$ 8,924
Prepaid assets	154
Gold bullion (note 6)	15,952,722	8,602,306
Total assets	15,979,788	8,611,230
Liabilities
Accounts payable	3,305	3,033
Total liabilities	3,305	3,033
Equity
Unitholders’ capital	7,427,746	5,815,259
Unit premiums and reserves	146	145
Retained earnings (deficit)	8,668,821	2,907,911
Underwriting commissions and issue expenses	(120,230)	(115,118)
Total equity (note 7)	15,976,483	8,608,197
Total liabilities and equity	$ 15,979,788	$ 8,611,230
Total equity per Unit	$ 33.60	$ 20.59